FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA V

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Separate Account VA V

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA V

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA V indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA V as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares	TA Aegon Core Bond Service Class
Fidelity® VIP Index 500 Service Class 2	TA Aegon High Yield Bond Service Class
Franklin Allocation Class 4 Shares	TA Aegon Sustainable Equity Income Service Class
ProFund Access VP High Yield	TA Aegon U.S. Government Securities Service Class
ProFund VP Asia 30	TA BlackRock Global Real Estate Securities Service Class
ProFund VP Basic Materials	TA BlackRock Government Money Market Service Class
ProFund VP Bull	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
ProFund VP Consumer Services	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
ProFund VP Emerging Markets	TA BlackRock iShares Edge 40 Service Class
ProFund VP Europe 30	TA BlackRock Tactical Allocation Service Class
ProFund VP Falling U.S. Dollar	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
ProFund VP Financials	TA Goldman Sachs Managed Risk - Conservative ETF Service Class
ProFund VP Government Money Market	TA Goldman Sachs Managed Risk - Growth ETF Service Class
ProFund VP International	TA International Focus Service Class
ProFund VP Japan	TA Janus Balanced Service Class
ProFund VP Mid-Cap	TA Janus Mid-Cap Growth Service Class
ProFund VP NASDAQ-100	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP Oil & Gas	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP Pharmaceuticals	TA JPMorgan Asset Allocation - Moderate Service Class

1

ProFund VP Precious Metals	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Short Emerging Markets	TA JPMorgan Enhanced Index Service Class
ProFund VP Short International	TA JPMorgan International Moderate Growth Service Class
ProFund VP Short NASDAQ-100	TA JPMorgan Tactical Allocation Service Class
ProFund VP Short Small-Cap	TA Morgan Stanley Capital Growth Service Class
ProFund VP Small-Cap	TA Multi-Managed Balanced Service Class
ProFund VP Small-Cap Value	TA PIMCO Tactical - Balanced Service Class
ProFund VP Telecommunications	TA PIMCO Tactical - Conservative Service Class
ProFund VP U.S. Government Plus	TA PIMCO Tactical - Growth Service Class
ProFund VP UltraSmall-Cap	TA Small/Mid Cap Value Service Class
ProFund VP Utilities	TA T. Rowe Price Small Cap Service Class
TA Aegon Bond Service Class	TA WMC US Growth Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA V based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA V in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Separate Account VA V since 2014.

2

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Hedged Allocation Class B Shares	5,556.665	$58,057	$45,287	$(1)	$45,286	22,168	$1.939803	$11.624900

Fidelity® VIP Index 500 Service Class 2	1,951.384	367,892	721,427	126	721,553	210,722	3.220879	17.114208

Franklin Allocation Class 4 Shares	42,903.703	208,782	196,499	14	196,513	91,674	2.068796	11.471698

ProFund Access VP High Yield	338.454	9,505	7,984	(3)	7,981	4,940	1.578664	9.970763

ProFund VP Asia 30	180.195	6,954	6,390	(9)	6,381	7,966	0.759784	10.362162

ProFund VP Basic Materials	846.848	49,438	64,699	13	64,712	40,941	1.528039	14.373874

ProFund VP Bull	3,560.623	159,669	173,331	9	173,340	87,317	1.933164	15.552931

ProFund VP Consumer Services	3,403.615	247,297	178,281	(4)	178,277	72,509	2.403789	13.162073

ProFund VP Emerging Markets	735.956	18,338	18,414	-	18,414	26,304	0.670653	11.052877

ProFund VP Europe 30	52.279	1,247	1,177	-	1,177	1,314	0.849796	11.541749

ProFund VP Falling U.S. Dollar	242.409	4,830	3,660	1	3,661	7,551	0.468357	8.125255

ProFund VP Financials	366.660	13,774	15,484	(2)	15,482	13,437	1.126094	13.619971

ProFund VP Government Money Market	282,008.266	282,008	282,008	15	282,023	345,487	0.792193	9.498821

ProFund VP International	1,014.901	19,523	18,075	3	18,078	24,546	0.696402	10.647231

ProFund VP Japan	213.690	10,872	10,360	-	10,360	10,490	0.936844	12.272639

ProFund VP Mid-Cap	661.895	10,351	9,717	(4)	9,713	4,938	1.860229	12.785052

ProFund VP NASDAQ-100	683.422	38,284	26,114	(10)	26,104	6,759	3.663674	19.207333

ProFund VP Oil & Gas	1,449.648	61,323	64,205	(9)	64,196	59,357	1.045537	12.216972

ProFund VP Pharmaceuticals	49.465	1,723	1,846	(12)	1,834	879	2.039066	12.649208

ProFund VP Precious Metals	206.134	3,917	5,160	(9)	5,151	9,860	0.507741	11.925005

ProFund VP Short Emerging Markets	-	-	-	-	-	-	0.154696	4.895301

ProFund VP Short International	-	-	-	-	-	-	0.224249	5.788990

ProFund VP Short NASDAQ-100	2.287	47	42	(1)	41	783	0.050014	2.848596

ProFund VP Short Small-Cap	-	-	-	-	-	-	0.085152	4.622947

ProFund VP Small-Cap	70.651	2,726	2,109	(2)	2,107	1,345	1.490243	11.344033

ProFund VP Small-Cap Value	207.862	7,745	8,279	(10)	8,269	4,380	1.781409	11.874760

ProFund VP Telecommunications	153.318	5,424	4,477	(3)	4,474	4,897	0.893263	8.379285

ProFund VP U.S. Government Plus	1,307.815	39,202	17,355	2	17,357	15,461	1.097548	7.400557

ProFund VP UltraSmall-Cap	-	-	-	-	-	-	1.293932	9.671141

ProFund VP Utilities	343.089	13,605	14,238	(19)	14,219	7,281	1.882638	14.572235

TA Aegon Bond Service Class	67,691.519	755,824	615,316	11	615,327	471,603	1.193337	9.397648

TA Aegon Core Bond Service Class	35,205.415	496,154	405,214	-	405,214	310,367	1.224278	9.552309

TA Aegon High Yield Bond Service Class	7,493.250	58,122	49,306	2	49,308	25,922	1.815524	10.800856

TA Aegon Sustainable Equity Income Service Class	28,586.445	521,470	503,407	5	503,412	220,556	1.936085	11.496242

TA Aegon U.S. Government Securities Service Class	103,384.818	1,044,398	958,377	6	958,383	841,319	1.066316	9.281026

TA BlackRock Global Real Estate Securities Service Class	8,354.699	101,785	81,458	(2)	81,456	40,757	1.520711	10.213479

TA BlackRock Government Money Market Service Class	726,397.410	726,397	726,397	(41)	726,356	798,498	0.860346	9.680431

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	5,701.194	55,629	47,149	1	47,150	41,181	1.124127	10.617939

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	5,695.328	63,691	50,518	(1)	50,517	43,631	1.114159	9.951567

TA BlackRock iShares Edge 40 Service Class	12,824.317	115,180	104,518	1	104,519	70,606	1.417316	11.008910

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA BlackRock Tactical Allocation Service Class	19,710.460	$299,961	$245,592	$10	$245,602	199,996	$1.191761	$11.762055

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	15,177.862	169,716	166,349	-	166,349	123,927	1.300679	11.254283

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	614.983	7,424	6,697	-	6,697	5,168	1.262881	10.533846

TA Goldman Sachs Managed Risk - Growth ETF Service Class	89,549.649	880,978	821,170	(15)	821,155	548,373	1.423397	12.221030

TA International Focus Service Class	21,236.048	170,573	162,880	5	162,885	128,364	1.227607	12.985053

TA Janus Balanced Service Class	20,675.081	359,232	298,135	(1)	298,134	172,693	1.676824	14.323474

TA Janus Mid-Cap Growth Service Class	3,077.577	107,136	89,711	15	89,726	26,304	3.301316	18.225590

TA JPMorgan Asset Allocation - Conservative Service Class	417,017.659	4,169,921	3,382,013	(5)	3,382,008	2,140,952	1.452891	11.185500

TA JPMorgan Asset Allocation - Growth Service Class	282,282.658	3,269,588	2,467,150	(14)	2,467,136	1,036,428	2.130752	14.646303

TA JPMorgan Asset Allocation - Moderate Service Class	1,268,417.195	13,974,028	12,037,279	(125)	12,037,154	6,235,250	1.679934	12.023073

TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,166,452.546	24,812,897	20,342,989	246	20,343,235	9,855,810	1.885643	13.085093

TA JPMorgan Enhanced Index Service Class	6,342.560	137,669	124,631	(10)	124,621	37,155	3.153515	17.160897

TA JPMorgan International Moderate Growth Service Class	310,660.198	2,875,033	2,621,972	(21)	2,621,951	2,191,764	1.128056	11.928767

TA JPMorgan Tactical Allocation Service Class	6,454.361	100,904	79,582	9	79,591	60,039	1.155916	10.819408

TA Morgan Stanley Capital Growth Service Class	66,721.294	634,361	208,170	(16)	208,154	68,626	2.932505	14.643090

TA Multi-Managed Balanced Service Class	347,692.018	5,071,850	4,589,535	16	4,589,551	1,617,566	2.575626	13.784841

TA PIMCO Tactical - Balanced Service Class	1,280.264	14,967	11,177	(1)	11,176	9,755	1.088624	10.715153

TA PIMCO Tactical - Conservative Service Class	3,105.875	34,168	27,860	(2)	27,858	26,690	1.043757	10.758589

TA PIMCO Tactical - Growth Service Class	2,138.372	23,453	18,176	-	18,176	15,796	1.125532	11.580680

TA Small/Mid Cap Value Service Class	31,234.218	593,241	565,339	(18)	565,321	127,614	3.967035	14.050347

TA T. Rowe Price Small Cap Service Class	58,926.494	703,585	500,286	(10)	500,276	134,803	3.672757	14.428804

TA WMC US Growth Service Class	40,349.197	1,206,586	996,222	14	996,236	287,530	3.264345	18.531109

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Balanced Hedged Allocation Class B Shares	$45,286	$-	$45,286

Fidelity® VIP Index 500 Service Class 2	721,553	-	721,553

Franklin Allocation Class 4 Shares	196,513	-	196,513

ProFund Access VP High Yield	7,981	-	7,981

ProFund VP Asia 30	6,381	-	6,381

ProFund VP Basic Materials	64,712	-	64,712

ProFund VP Bull	173,340	-	173,340

ProFund VP Consumer Services	178,277	-	178,277

ProFund VP Emerging Markets	18,414	-	18,414

ProFund VP Europe 30	1,177	-	1,177

ProFund VP Falling U.S. Dollar	3,661	-	3,661

ProFund VP Financials	15,482	-	15,482

ProFund VP Government Money Market	282,023	-	282,023

ProFund VP International	18,078	-	18,078

ProFund VP Japan	10,360	-	10,360

ProFund VP Mid-Cap	9,713	-	9,713

ProFund VP NASDAQ-100	26,104	-	26,104

ProFund VP Oil & Gas	64,196	-	64,196

ProFund VP Pharmaceuticals	1,834	-	1,834

ProFund VP Precious Metals	5,151	-	5,151

ProFund VP Short Emerging Markets	-	-	-

ProFund VP Short International	-	-	-

ProFund VP Short NASDAQ-100	41	-	41

ProFund VP Short Small-Cap	-	-	-

ProFund VP Small-Cap	2,107	-	2,107

ProFund VP Small-Cap Value	8,269	-	8,269

ProFund VP Telecommunications	4,474	-	4,474

ProFund VP U.S. Government Plus	17,357	-	17,357

ProFund VP UltraSmall-Cap	-	-	-

ProFund VP Utilities	14,219	-	14,219

TA Aegon Bond Service Class	615,327	-	615,327

TA Aegon Core Bond Service Class	405,214	-	405,214

TA Aegon High Yield Bond Service Class	49,308	-	49,308

TA Aegon Sustainable Equity Income Service Class	503,412	-	503,412

TA Aegon U.S. Government Securities Service Class	958,383	-	958,383

TA BlackRock Global Real Estate Securities Service Class	81,456	-	81,456

TA BlackRock Government Money Market Service Class	726,356	-	726,356

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	47,150	-	47,150

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	50,517	-	50,517

TA BlackRock iShares Edge 40 Service Class	104,519	-	104,519

TA BlackRock Tactical Allocation Service Class	245,602	-	245,602

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA V

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	$166,349	$-	$166,349

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	6,697	-	6,697

TA Goldman Sachs Managed Risk - Growth ETF Service Class	821,155	-	821,155

TA International Focus Service Class	162,885	-	162,885

TA Janus Balanced Service Class	298,134	-	298,134

TA Janus Mid-Cap Growth Service Class	89,726	-	89,726

TA JPMorgan Asset Allocation - Conservative Service Class	3,382,008	-	3,382,008

TA JPMorgan Asset Allocation - Growth Service Class	2,467,136	-	2,467,136

TA JPMorgan Asset Allocation - Moderate Service Class	11,113,305	923,849	12,037,154

TA JPMorgan Asset Allocation - Moderate Growth Service Class	20,343,235	-	20,343,235

TA JPMorgan Enhanced Index Service Class	124,621	-	124,621

TA JPMorgan International Moderate Growth Service Class	2,588,296	33,655	2,621,951

TA JPMorgan Tactical Allocation Service Class	79,591	-	79,591

TA Morgan Stanley Capital Growth Service Class	208,154	-	208,154

TA Multi-Managed Balanced Service Class	4,557,096	32,455	4,589,551

TA PIMCO Tactical - Balanced Service Class	11,176	-	11,176

TA PIMCO Tactical - Conservative Service Class	27,858	-	27,858

TA PIMCO Tactical - Growth Service Class	18,176	-	18,176

TA Small/Mid Cap Value Service Class	565,321	-	565,321

TA T. Rowe Price Small Cap Service Class	500,276	-	500,276

TA WMC US Growth Service Class	996,236	-	996,236

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Balanced Hedged Allocation Class B Shares Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount

Net Assets as of December 31, 2020:	$54,971	$759,285	$599,874	$12,172

Investment Income:
Reinvested Dividends	146	9,298	9,571	250
Investment Expense:
Mortality and Expense Risk and Administrative Charges	946	14,675	10,337	176

Net Investment Income (Loss)	(800)	(5,377)	(766)	74

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,271	6,315	-	-
Realized Gain (Loss) on Investments	(174)	36,738	(15,632)	(132)

Net Realized Capital Gains (Losses) on Investments	1,097	43,053	(15,632)	(132)
Net Change in Unrealized Appreciation (Depreciation)	5,826	168,030	71,594	(100)

Net Gain (Loss) on Investment	6,923	211,083	55,962	(232)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,123	205,706	55,196	(158)

Increase (Decrease) in Net Assets from Contract Transactions	(2,651)	17,999	(70,979)	(2,256)

Total Increase (Decrease) in Net Assets	3,472	223,705	(15,783)	(2,414)

Net Assets as of December 31, 2021:	$58,443	$982,990	$584,091	$9,758

Investment Income:
Reinvested Dividends	1,519	9,430	6,997	265
Investment Expense:
Mortality and Expense Risk and Administrative Charges	822	13,107	7,378	142

Net Investment Income (Loss)	697	(3,677)	(381)	123

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,950	6,175	44,099	-
Realized Gain (Loss) on Investments	(406)	22,395	(146,563)	(166)

Net Realized Capital Gains (Losses) on Investments	4,544	28,570	(102,464)	(166)
Net Change in Unrealized Appreciation (Depreciation)	(16,915)	(210,819)	(7,163)	(873)

Net Gain (Loss) on Investment	(12,371)	(182,249)	(109,627)	(1,039)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,674)	(185,926)	(110,008)	(916)

Increase (Decrease) in Net Assets from Contract Transactions	(1,483)	(75,511)	(277,570)	(861)

Total Increase (Decrease) in Net Assets	(13,157)	(261,437)	(387,578)	(1,777)

Net Assets as of December 31, 2022:	$45,286	$721,553	$196,513	$7,981

See Accompanying Notes.	7

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Asia 30 Subaccount	ProFund VP Basic Materials Subaccount	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount

Net Assets as of December 31, 2020:	$20,990	$59,541	$183,446	$283,422

Investment Income:
Reinvested Dividends	-	196	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	333	1,068	3,386	5,074

Net Investment Income (Loss)	(333)	(872)	(3,386)	(5,074)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,908	1,571	12,336	23,488
Realized Gain (Loss) on Investments	1,810	919	3,133	4,092

Net Realized Capital Gains (Losses) on Investments	4,718	2,490	15,469	27,580
Net Change in Unrealized Appreciation (Depreciation)	(8,766)	12,338	32,033	545

Net Gain (Loss) on Investment	(4,048)	14,828	47,502	28,125

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,381)	13,956	44,116	23,051

Increase (Decrease) in Net Assets from Contract Transactions	(1,357)	(1,588)	(3,719)	(11,566)

Total Increase (Decrease) in Net Assets	(5,738)	12,368	40,397	11,485

Net Assets as of December 31, 2021:	$15,252	$71,909	$223,843	$294,907

Investment Income:
Reinvested Dividends	10	117	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51	1,073	3,131	3,733

Net Investment Income (Loss)	(41)	(956)	(3,131)	(3,733)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	246	588	25,460	2,348
Realized Gain (Loss) on Investments	(8,684)	1,138	2,142	(2,240)

Net Realized Capital Gains (Losses) on Investments	(8,438)	1,726	27,602	108
Net Change in Unrealized Appreciation (Depreciation)	5,907	(8,335)	(71,347)	(91,152)

Net Gain (Loss) on Investment	(2,531)	(6,609)	(43,745)	(91,044)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,572)	(7,565)	(46,876)	(94,777)

Increase (Decrease) in Net Assets from Contract Transactions	(6,299)	368	(3,627)	(21,853)

Total Increase (Decrease) in Net Assets	(8,871)	(7,197)	(50,503)	(116,630)

Net Assets as of December 31, 2022:	$6,381	$64,712	$173,340	$178,277

See Accompanying Notes.	8

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Emerging Markets Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount

Net Assets as of December 31, 2020:	$46,276	$11,183	$6,645	$16,473

Investment Income:
Reinvested Dividends	-	115	-	120
Investment Expense:
Mortality and Expense Risk and Administrative Charges	636	210	82	475

Net Investment Income (Loss)	(636)	(95)	(82)	(355)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	93	2,204
Realized Gain (Loss) on Investments	3,256	1,965	(555)	403

Net Realized Capital Gains (Losses) on Investments	3,256	1,965	(462)	2,607
Net Change in Unrealized Appreciation (Depreciation)	(10,774)	872	53	3,834

Net Gain (Loss) on Investment	(7,518)	2,837	(409)	6,441

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,154)	2,742	(491)	6,086

Increase (Decrease) in Net Assets from Contract Transactions	(6,419)	(938)	(1,957)	23,442

Total Increase (Decrease) in Net Assets	(14,573)	1,804	(2,448)	29,528

Net Assets as of December 31, 2021:	$31,703	$12,987	$4,197	$46,001

Investment Income:
Reinvested Dividends	93	47	-	16
Investment Expense:
Mortality and Expense Risk and Administrative Charges	256	57	60	393

Net Investment Income (Loss)	(163)	(10)	(60)	(377)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	137	-	207
Realized Gain (Loss) on Investments	(3,393)	(289)	(74)	(420)

Net Realized Capital Gains (Losses) on Investments	(3,393)	(152)	(74)	(213)
Net Change in Unrealized Appreciation (Depreciation)	53	(527)	(292)	(4,063)

Net Gain (Loss) on Investment	(3,340)	(679)	(366)	(4,276)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,503)	(689)	(426)	(4,653)

Increase (Decrease) in Net Assets from Contract Transactions	(9,786)	(11,121)	(110)	(25,866)

Total Increase (Decrease) in Net Assets	(13,289)	(11,810)	(536)	(30,519)

Net Assets as of December 31, 2022:	$18,414	$1,177	$3,661	$15,482

See Accompanying Notes.	9

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount	ProFund VP Mid-Cap Subaccount

Net Assets as of December 31, 2020:	$226,023	$14,811	$-	$16,334

Investment Income:
Reinvested Dividends	27	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,745	203	-	949

Net Investment Income (Loss)	(3,718)	(203)	-	(949)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	2,292
Realized Gain (Loss) on Investments	-	613	-	1,708

Net Realized Capital Gains (Losses) on Investments	-	613	-	4,000
Net Change in Unrealized Appreciation (Depreciation)	-	543	-	4,796

Net Gain (Loss) on Investment	-	1,156	-	8,796

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,718)	953	-	7,847

Increase (Decrease) in Net Assets from Contract Transactions	(4,537)	(3,666)	-	52,633

Total Increase (Decrease) in Net Assets	(8,255)	(2,713)	-	60,480

Net Assets as of December 31, 2021:	$217,768	$12,098	$-	$76,814

Investment Income:
Reinvested Dividends	2,606	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,781	137	27	297

Net Investment Income (Loss)	(1,175)	(137)	(27)	(297)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	430	129	3,409
Realized Gain (Loss) on Investments	-	(624)	(188)	(5,388)

Net Realized Capital Gains (Losses) on Investments	-	(194)	(59)	(1,979)
Net Change in Unrealized Appreciation (Depreciation)	-	(1,914)	(513)	(5,568)

Net Gain (Loss) on Investment	-	(2,108)	(572)	(7,547)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,175)	(2,245)	(599)	(7,844)

Increase (Decrease) in Net Assets from Contract Transactions	65,430	8,225	10,959	(59,257)

Total Increase (Decrease) in Net Assets	64,255	5,980	10,360	(67,101)

Net Assets as of December 31, 2022:	$282,023	$18,078	$10,360	$9,713

See Accompanying Notes.	10

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount	ProFund VP Pharmaceuticals Subaccount	ProFund VP Precious Metals Subaccount

Net Assets as of December 31, 2020:	$33,662	$28,769	$1,822	$7,615

Investment Income:
Reinvested Dividends	-	684	5	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,347	614	32	114

Net Investment Income (Loss)	(1,347)	70	(27)	(114)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,448	-	25	-
Realized Gain (Loss) on Investments	4,078	(1,814)	5	289

Net Realized Capital Gains (Losses) on Investments	18,526	(1,814)	30	289
Net Change in Unrealized Appreciation (Depreciation)	4,584	15,936	169	(946)

Net Gain (Loss) on Investment	23,110	14,122	199	(657)

Net Increase (Decrease) in Net Assets Resulting from Operations	21,763	14,192	172	(771)

Increase (Decrease) in Net Assets from Contract Transactions	54,230	(1,428)	(4)	(586)

Total Increase (Decrease) in Net Assets	75,993	12,764	168	(1,357)

Net Assets as of December 31, 2021:	$109,655	$41,533	$1,990	$6,258

Investment Income:
Reinvested Dividends	-	605	1	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	529	923	31	93

Net Investment Income (Loss)	(529)	(318)	(30)	(93)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,878	-	107	-
Realized Gain (Loss) on Investments	(4,706)	(128)	4	181

Net Realized Capital Gains (Losses) on Investments	2,172	(128)	111	181
Net Change in Unrealized Appreciation (Depreciation)	(23,707)	24,066	(234)	(821)

Net Gain (Loss) on Investment	(21,535)	23,938	(123)	(640)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,064)	23,620	(153)	(733)

Increase (Decrease) in Net Assets from Contract Transactions	(61,487)	(957)	(3)	(374)

Total Increase (Decrease) in Net Assets	(83,551)	22,663	(156)	(1,107)

Net Assets as of December 31, 2022:	$26,104	$64,196	$1,834	$5,151

See Accompanying Notes.	11

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount

Net Assets as of December 31, 2020:	$-	$-	$43	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	(11)	-

Net Gain (Loss) on Investment	-	-	(11)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	(11)	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(1)	-

Total Increase (Decrease) in Net Assets	-	-	(12)	-

Net Assets as of December 31, 2021:	$-	$-	$31	$-

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-

Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	11	-

Net Gain (Loss) on Investment	-	-	11	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	11	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(1)	-

Total Increase (Decrease) in Net Assets	-	-	10	-

Net Assets as of December 31, 2022:	$-	$-	$41	$-

See Accompanying Notes.	12

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount

Net Assets as of December 31, 2020:	$333	$24,697	$12,708	$106,278

Investment Income:
Reinvested Dividends	-	24	220	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	699	368	272	854

Net Investment Income (Loss)	(699)	(344)	(52)	(854)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,137	-	-	5,577
Realized Gain (Loss) on Investments	(36)	5,273	1,577	(6,091)

Net Realized Capital Gains (Losses) on Investments	2,101	5,273	1,577	(514)
Net Change in Unrealized Appreciation (Depreciation)	(3,412)	1,608	1,048	(13,971)

Net Gain (Loss) on Investment	(1,311)	6,881	2,625	(14,485)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,010)	6,537	2,573	(15,339)

Increase (Decrease) in Net Assets from Contract Transactions	58,217	(19,925)	(4,266)	(58,964)

Total Increase (Decrease) in Net Assets	56,207	(13,388)	(1,693)	(74,303)

Net Assets as of December 31, 2021:	$56,540	$11,309	$11,015	$31,975

Investment Income:
Reinvested Dividends	-	-	93	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	123	291	94	372

Net Investment Income (Loss)	(123)	(291)	(1)	(372)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	488	3,773	-	-
Realized Gain (Loss) on Investments	(10,012)	(2,795)	265	(1,218)

Net Realized Capital Gains (Losses) on Investments	(9,524)	978	265	(1,218)
Net Change in Unrealized Appreciation (Depreciation)	2,763	(2,408)	(1,959)	(11,449)

Net Gain (Loss) on Investment	(6,761)	(1,430)	(1,694)	(12,667)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,884)	(1,721)	(1,695)	(13,039)

Increase (Decrease) in Net Assets from Contract Transactions	(47,549)	(1,319)	(4,846)	(1,579)

Total Increase (Decrease) in Net Assets	(54,433)	(3,040)	(6,541)	(14,618)

Net Assets as of December 31, 2022:	$2,107	$8,269	$4,474	$17,357

See Accompanying Notes.	13

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount

Net Assets as of December 31, 2020:	$-	$19,892	$899,692	$643,829

Investment Income:
Reinvested Dividends	-	209	10,338	13,737
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	247	12,397	9,615

Net Investment Income (Loss)	-	(38)	(2,059)	4,122

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	49,432	20,273
Realized Gain (Loss) on Investments	-	(928)	2,205	19

Net Realized Capital Gains (Losses) on Investments	-	(928)	51,637	20,292
Net Change in Unrealized Appreciation (Depreciation)	-	3,055	(71,820)	(42,892)

Net Gain (Loss) on Investment	-	2,127	(20,183)	(22,600)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	2,089	(22,242)	(18,478)

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,088)	(114,758)	(56,980)

Total Increase (Decrease) in Net Assets	-	(4,999)	(137,000)	(75,458)

Net Assets as of December 31, 2021:	$-	$14,893	$762,692	$568,371

Investment Income:
Reinvested Dividends	-	144	16,170	10,467
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	231	10,340	7,496

Net Investment Income (Loss)	-	(87)	5,830	2,971

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	157	-	1,876
Realized Gain (Loss) on Investments	-	(93)	(18,657)	(16,141)

Net Realized Capital Gains (Losses) on Investments	-	64	(18,657)	(14,265)
Net Change in Unrealized Appreciation (Depreciation)	-	(244)	(113,348)	(64,609)

Net Gain (Loss) on Investment	-	(180)	(132,005)	(78,874)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(267)	(126,175)	(75,903)

Increase (Decrease) in Net Assets from Contract Transactions	-	(407)	(21,190)	(87,254)

Total Increase (Decrease) in Net Assets	-	(674)	(147,365)	(163,157)

Net Assets as of December 31, 2022:	$-	$14,219	$615,327	$405,214

See Accompanying Notes.	14

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount

Net Assets as of December 31, 2020:	$85,203	$718,006	$909,556	$111,141

Investment Income:
Reinvested Dividends	4,439	11,799	6,073	2,493
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,485	10,686	7,916	1,921

Net Investment Income (Loss)	2,954	1,113	(1,843)	572

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	24,103	-
Realized Gain (Loss) on Investments	337	(39,263)	(9,745)	(97)

Net Realized Capital Gains (Losses) on Investments	337	(39,263)	14,358	(97)
Net Change in Unrealized Appreciation (Depreciation)	652	162,558	(40,460)	23,949

Net Gain (Loss) on Investment	989	123,295	(26,102)	23,852

Net Increase (Decrease) in Net Assets Resulting from Operations	3,943	124,408	(27,945)	24,424

Increase (Decrease) in Net Assets from Contract Transactions	9,498	(172,368)	(601,491)	(16,363)

Total Increase (Decrease) in Net Assets	13,441	(47,960)	(629,436)	8,061

Net Assets as of December 31, 2021:	$98,644	$670,046	$280,120	$119,202

Investment Income:
Reinvested Dividends	2,904	9,942	7,626	2,832
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,027	8,634	12,363	1,587

Net Investment Income (Loss)	1,877	1,308	(4,737)	1,245

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	18,778	-	-
Realized Gain (Loss) on Investments	(1,907)	(19,802)	(33,358)	(975)

Net Realized Capital Gains (Losses) on Investments	(1,907)	(1,024)	(33,358)	(975)
Net Change in Unrealized Appreciation (Depreciation)	(9,888)	(87,186)	(61,828)	(35,716)

Net Gain (Loss) on Investment	(11,795)	(88,210)	(95,186)	(36,691)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,918)	(86,902)	(99,923)	(35,446)

Increase (Decrease) in Net Assets from Contract Transactions	(39,418)	(79,732)	778,186	(2,300)

Total Increase (Decrease) in Net Assets	(49,336)	(166,634)	678,263	(37,746)

Net Assets as of December 31, 2022:	$49,308	$503,412	$958,383	$81,456

See Accompanying Notes.	15

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount

Net Assets as of December 31, 2020:	$476,247	$49,388	$64,334	$169,105

Investment Income:
Reinvested Dividends	21	379	325	2,339
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,064	717	898	2,472

Net Investment Income (Loss)	(9,043)	(338)	(573)	(133)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	555	-	3,014
Realized Gain (Loss) on Investments	-	313	(1,154)	4,430

Net Realized Capital Gains (Losses) on Investments	-	868	(1,154)	7,444
Net Change in Unrealized Appreciation (Depreciation)	-	853	5,229	(1,008)

Net Gain (Loss) on Investment	-	1,721	4,075	6,436

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,043)	1,383	3,502	6,303

Increase (Decrease) in Net Assets from Contract Transactions	92,073	(15,344)	(6,963)	(22,197)

Total Increase (Decrease) in Net Assets	83,030	(13,961)	(3,461)	(15,894)

Net Assets as of December 31, 2021:	$559,277	$35,427	$60,873	$153,211

Investment Income:
Reinvested Dividends	10,673	1,163	720	1,784
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,938	851	816	1,796

Net Investment Income (Loss)	(265)	312	(96)	(12)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,924	2,470	4,658
Realized Gain (Loss) on Investments	-	(6,500)	(1,676)	2,642

Net Realized Capital Gains (Losses) on Investments	-	5,424	794	7,300
Net Change in Unrealized Appreciation (Depreciation)	-	(11,881)	(13,131)	(28,509)

Net Gain (Loss) on Investment	-	(6,457)	(12,337)	(21,209)

Net Increase (Decrease) in Net Assets Resulting from Operations	(265)	(6,145)	(12,433)	(21,221)

Increase (Decrease) in Net Assets from Contract Transactions	167,344	17,868	2,077	(27,471)

Total Increase (Decrease) in Net Assets	167,079	11,723	(10,356)	(48,692)

Net Assets as of December 31, 2022:	$726,356	$47,150	$50,517	$104,519

See Accompanying Notes.	16

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Tactical Allocation Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount

Net Assets as of December 31, 2020:	$283,364	$259,131	$8,642	$1,308,105

Investment Income:
Reinvested Dividends	7,282	2,784	129	11,960
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,355	3,900	137	20,399

Net Investment Income (Loss)	2,927	(1,116)	(8)	(8,439)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,761	11,247	112	63,979
Realized Gain (Loss) on Investments	290	12,507	34	29,123

Net Realized Capital Gains (Losses) on Investments	10,051	23,754	146	93,102
Net Change in Unrealized Appreciation (Depreciation)	4,140	(5,229)	(52)	71,792

Net Gain (Loss) on Investment	14,191	18,525	94	164,894

Net Increase (Decrease) in Net Assets Resulting from Operations	17,118	17,409	86	156,455

Increase (Decrease) in Net Assets from Contract Transactions	(195)	(60,521)	(481)	(110,001)

Total Increase (Decrease) in Net Assets	16,923	(43,112)	(395)	46,454

Net Assets as of December 31, 2021:	$300,287	$216,019	$8,247	$1,354,559

Investment Income:
Reinvested Dividends	9,571	2,738	113	15,668
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,855	2,943	116	16,345

Net Investment Income (Loss)	5,716	(205)	(3)	(677)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,104	4,566	105	65,816
Realized Gain (Loss) on Investments	(483)	2,706	(36)	(5,706)

Net Realized Capital Gains (Losses) on Investments	21,621	7,272	69	60,110
Net Change in Unrealized Appreciation (Depreciation)	(79,474)	(40,020)	(1,148)	(276,163)

Net Gain (Loss) on Investment	(57,853)	(32,748)	(1,079)	(216,053)

Net Increase (Decrease) in Net Assets Resulting from Operations	(52,137)	(32,953)	(1,082)	(216,730)

Increase (Decrease) in Net Assets from Contract Transactions	(2,548)	(16,717)	(468)	(316,674)

Total Increase (Decrease) in Net Assets	(54,685)	(49,670)	(1,550)	(533,404)

Net Assets as of December 31, 2022:	$245,602	$166,349	$6,697	$821,155

See Accompanying Notes.	17

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Service Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount

Net Assets as of December 31, 2020:	$290,262	$87,130	$142,071	$5,407,969

Investment Income:
Reinvested Dividends	2,927	2,682	123	112,297
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,616	3,451	1,936	80,396

Net Investment Income (Loss)	(1,689)	(769)	(1,813)	31,901

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,159	16,205	79,905
Realized Gain (Loss) on Investments	5,619	1,934	9,717	65,008

Net Realized Capital Gains (Losses) on Investments	5,619	12,093	25,922	144,913
Net Change in Unrealized Appreciation (Depreciation)	20,272	18,308	(7,856)	28,058

Net Gain (Loss) on Investment	25,891	30,401	18,066	172,971

Net Increase (Decrease) in Net Assets Resulting from Operations	24,202	29,632	16,253	204,872

Increase (Decrease) in Net Assets from Contract Transactions	(35,642)	149,105	(35,117)	(679,445)

Total Increase (Decrease) in Net Assets	(11,440)	178,737	(18,864)	(474,573)

Net Assets as of December 31, 2021:	$278,822	$265,867	$123,207	$4,933,396

Investment Income:
Reinvested Dividends	4,958	2,696	-	222,682
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,979	4,988	1,623	63,327

Net Investment Income (Loss)	1,979	(2,292)	(1,623)	159,355

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,666	38,278	16,032	388,392
Realized Gain (Loss) on Investments	3,475	222	87	(158,818)

Net Realized Capital Gains (Losses) on Investments	13,141	38,500	16,119	229,574
Net Change in Unrealized Appreciation (Depreciation)	(68,935)	(98,054)	(37,443)	(1,197,567)

Net Gain (Loss) on Investment	(55,794)	(59,554)	(21,324)	(967,993)

Net Increase (Decrease) in Net Assets Resulting from Operations	(53,815)	(61,846)	(22,947)	(808,638)

Increase (Decrease) in Net Assets from Contract Transactions	(62,122)	94,113	(10,534)	(742,750)

Total Increase (Decrease) in Net Assets	(115,937)	32,267	(33,481)	(1,551,388)

Net Assets as of December 31, 2022:	$162,885	$298,134	$89,726	$3,382,008

See Accompanying Notes.	18

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount

Net Assets as of December 31, 2020:	$2,858,361	$18,646,489	$29,648,493	$133,951

Investment Income:
Reinvested Dividends	51,102	287,594	588,878	872
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,963	272,716	467,209	2,342

Net Investment Income (Loss)	139	14,878	121,669	(1,470)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	211,118	108,901	754,192	16,928
Realized Gain (Loss) on Investments	53,044	828,488	849,048	7,108

Net Realized Capital Gains (Losses) on Investments	264,162	937,389	1,603,240	24,036
Net Change in Unrealized Appreciation (Depreciation)	243,442	276,085	1,667,878	11,848

Net Gain (Loss) on Investment	507,604	1,213,474	3,271,118	35,884

Net Increase (Decrease) in Net Assets Resulting from Operations	507,743	1,228,352	3,392,787	34,414

Increase (Decrease) in Net Assets from Contract Transactions	204,458	(3,302,806)	(3,748,662)	(7,162)

Total Increase (Decrease) in Net Assets	712,201	(2,074,454)	(355,875)	27,252

Net Assets as of December 31, 2021:	$3,570,562	$16,572,035	$29,292,618	$161,203

Investment Income:
Reinvested Dividends	157,930	684,467	1,187,119	554
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,704	214,825	364,987	2,247

Net Investment Income (Loss)	115,226	469,642	822,132	(1,693)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	557,784	1,341,944	3,219,746	16,476
Realized Gain (Loss) on Investments	(5,577)	(220,688)	(141,352)	2,876

Net Realized Capital Gains (Losses) on Investments	552,207	1,121,256	3,078,394	19,352
Net Change in Unrealized Appreciation (Depreciation)	(1,514,694)	(4,415,645)	(9,203,450)	(49,841)

Net Gain (Loss) on Investment	(962,487)	(3,294,389)	(6,125,056)	(30,489)

Net Increase (Decrease) in Net Assets Resulting from Operations	(847,261)	(2,824,747)	(5,302,924)	(32,182)

Increase (Decrease) in Net Assets from Contract Transactions	(256,165)	(1,710,134)	(3,646,459)	(4,400)

Total Increase (Decrease) in Net Assets	(1,103,426)	(4,534,881)	(8,949,383)	(36,582)

Net Assets as of December 31, 2022:	$2,467,136	$12,037,154	$20,343,235	$124,621

See Accompanying Notes.	19

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan International Moderate Growth Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount

Net Assets as of December 31, 2020:	$3,797,792	$80,664	$774,431	$6,306,813

Investment Income:
Reinvested Dividends	49,505	1,133	-	60,310
Investment Expense:
Mortality and Expense Risk and Administrative Charges	59,532	1,337	12,353	99,370

Net Investment Income (Loss)	(10,027)	(204)	(12,353)	(39,060)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,303	207,483	349,938
Realized Gain (Loss) on Investments	138,135	3,741	58,794	233,882

Net Realized Capital Gains (Losses) on Investments	138,135	8,044	266,277	583,820
Net Change in Unrealized Appreciation (Depreciation)	144,609	(5,374)	(270,539)	351,545

Net Gain (Loss) on Investment	282,744	2,670	(4,262)	935,365

Net Increase (Decrease) in Net Assets Resulting from Operations	272,717	2,466	(16,615)	896,305

Increase (Decrease) in Net Assets from Contract Transactions	(352,360)	25,731	(53,719)	(621,261)

Total Increase (Decrease) in Net Assets	(79,643)	28,197	(70,334)	275,044

Net Assets as of December 31, 2021:	$3,718,149	$108,861	$704,097	$6,581,857

Investment Income:
Reinvested Dividends	144,807	1,296	-	47,345
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46,703	1,393	5,048	81,150

Net Investment Income (Loss)	98,104	(97)	(5,048)	(33,805)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	253,873	8,814	194,638	623,986
Realized Gain (Loss) on Investments	44,581	(2,232)	(27,464)	88,845

Net Realized Capital Gains (Losses) on Investments	298,454	6,582	167,174	712,831
Net Change in Unrealized Appreciation (Depreciation)	(1,080,890)	(23,870)	(540,209)	(1,790,081)

Net Gain (Loss) on Investment	(782,436)	(17,288)	(373,035)	(1,077,250)

Net Increase (Decrease) in Net Assets Resulting from Operations	(684,332)	(17,385)	(378,083)	(1,111,055)

Increase (Decrease) in Net Assets from Contract Transactions	(411,866)	(11,885)	(117,860)	(881,251)

Total Increase (Decrease) in Net Assets	(1,096,198)	(29,270)	(495,943)	(1,992,306)

Net Assets as of December 31, 2022:	$2,621,951	$79,591	$208,154	$4,589,551

See Accompanying Notes.	20

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount

Net Assets as of December 31, 2020:	$18,995	$37,527	$24,224	$634,714

Investment Income:
Reinvested Dividends	-	372	-	3,463
Investment Expense:
Mortality and Expense Risk and Administrative Charges	257	669	415	11,600

Net Investment Income (Loss)	(257)	(297)	(415)	(8,137)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,294	2,897	1,899	-
Realized Gain (Loss) on Investments	326	125	129	12,288

Net Realized Capital Gains (Losses) on Investments	1,620	3,022	2,028	12,288
Net Change in Unrealized Appreciation (Depreciation)	(514)	(1,882)	144	153,058

Net Gain (Loss) on Investment	1,106	1,140	2,172	165,346

Net Increase (Decrease) in Net Assets Resulting from Operations	849	843	1,757	157,209

Increase (Decrease) in Net Assets from Contract Transactions	(3,223)	(1,995)	(1,649)	(29,912)

Total Increase (Decrease) in Net Assets	(2,374)	(1,152)	108	127,297

Net Assets as of December 31, 2021:	$16,621	$36,375	$24,332	$762,011

Investment Income:
Reinvested Dividends	72	322	-	2,033
Investment Expense:
Mortality and Expense Risk and Administrative Charges	191	557	344	10,311

Net Investment Income (Loss)	(119)	(235)	(344)	(8,278)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,210	1,767	2,747	95,904
Realized Gain (Loss) on Investments	(322)	(320)	(377)	23,443

Net Realized Capital Gains (Losses) on Investments	888	1,447	2,370	119,347
Net Change in Unrealized Appreciation (Depreciation)	(4,083)	(7,864)	(6,671)	(181,465)

Net Gain (Loss) on Investment	(3,195)	(6,417)	(4,301)	(62,118)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,314)	(6,652)	(4,645)	(70,396)

Increase (Decrease) in Net Assets from Contract Transactions	(2,131)	(1,865)	(1,511)	(126,294)

Total Increase (Decrease) in Net Assets	(5,445)	(8,517)	(6,156)	(196,690)

Net Assets as of December 31, 2022:	$11,176	$27,858	$18,176	$565,321

See Accompanying Notes.	21

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA T. Rowe Price Small Cap Service Class Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$696,071	$1,336,823

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,605	24,503

Net Investment Income (Loss)	(11,605)	(24,503)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	72,956	225,520
Realized Gain (Loss) on Investments	11,648	39,045

Net Realized Capital Gains (Losses) on Investments	84,604	264,565
Net Change in Unrealized Appreciation (Depreciation)	(11,684)	14,606

Net Gain (Loss) on Investment	72,920	279,171

Net Increase (Decrease) in Net Assets Resulting from Operations	61,315	254,668

Increase (Decrease) in Net Assets from Contract Transactions	(60,387)	21,252

Total Increase (Decrease) in Net Assets	928	275,920

Net Assets as of December 31, 2021:	$696,999	$1,612,743

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,167	19,240

Net Investment Income (Loss)	(9,167)	(19,240)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	208,451	204,608
Realized Gain (Loss) on Investments	(34,891)	40,002

Net Realized Capital Gains (Losses) on Investments	173,560	244,610
Net Change in Unrealized Appreciation (Depreciation)	(331,384)	(728,349)

Net Gain (Loss) on Investment	(157,824)	(483,739)

Net Increase (Decrease) in Net Assets Resulting from Operations	(166,991)	(502,979)

Increase (Decrease) in Net Assets from Contract Transactions	(29,732)	(113,528)

Total Increase (Decrease) in Net Assets	(196,723)	(616,507)

Net Assets as of December 31, 2022:	$500,276	$996,236

See Accompanying Notes.	22

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

1.  Organization

Separate Account VA V (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Multiple Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Profunds	Profunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities

23

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

24

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

1.  Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
AB Balanced Hedged Allocation Class B Shares	AB Balanced Wealth Strategy Class B Shares
TA Aegon Bond Service Class	TA PIMCO Total Return Service Class
TA Aegon Core Bond Service Class	TA JPMorgan Core Bond Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Managed Risk - Balanced ETF Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Managed Risk - Conservative ETF Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Managed Risk - Growth ETF Service Class

25

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

2.  Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

26

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$7,456	$3,293

Fidelity® VIP Index 500 Service Class 2	26,044	98,913

Franklin Allocation Class 4 Shares	59,979	293,825

ProFund Access VP High Yield	265	1,002

ProFund VP Asia 30	9,841	15,939

ProFund VP Basic Materials	3,191	3,190

ProFund VP Bull	25,460	6,755

ProFund VP Consumer Services	2,348	25,588

ProFund VP Emerging Markets	9,722	19,669

ProFund VP Europe 30	10,848	21,841

ProFund VP Falling U.S. Dollar	-	170

ProFund VP Financials	4,912	30,948

ProFund VP Government Money Market	72,450	8,207

ProFund VP International	11,021	2,500

ProFund VP Japan	22,159	11,099

ProFund VP Mid-Cap	18,169	74,315

ProFund VP NASDAQ-100	23,662	78,801

ProFund VP Oil & Gas	606	1,876

ProFund VP Pharmaceuticals	110	34

ProFund VP Precious Metals	1	467

ProFund VP Short Emerging Markets	-	-

ProFund VP Short International	-	-

ProFund VP Short NASDAQ-100	-	1

ProFund VP Short Small-Cap	-	-

ProFund VP Small-Cap	488	47,673

ProFund VP Small-Cap Value	47,583	45,425

ProFund VP Telecommunications	157	5,002

ProFund VP U.S. Government Plus	-	1,949

ProFund VP UltraSmall-Cap	-	-

ProFund VP Utilities	302	636

TA Aegon Bond Service Class	119,604	134,965

TA Aegon Core Bond Service Class	47,344	129,751

TA Aegon High Yield Bond Service Class	5,910	43,451

TA Aegon Sustainable Equity Income Service Class	62,266	121,910

TA Aegon U.S. Government Securities Service Class	937,697	164,248

TA BlackRock Global Real Estate Securities Service Class	13,031	14,085

27

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock Government Money Market Service Class	$425,607	$258,527

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	92,463	62,360

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	13,550	9,098

TA BlackRock iShares Edge 40 Service Class	6,516	29,340

TA BlackRock Tactical Allocation Service Class	31,675	6,403

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	7,878	20,234

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	218	584

TA Goldman Sachs Managed Risk - Growth ETF Service Class	96,844	348,382

TA International Focus Service Class	17,074	67,550

TA Janus Balanced Service Class	140,317	10,218

TA Janus Mid-Cap Growth Service Class	25,640	21,764

TA JPMorgan Asset Allocation - Conservative Service Class	794,950	989,967

TA JPMorgan Asset Allocation - Growth Service Class	752,751	335,917

TA JPMorgan Asset Allocation - Moderate Service Class	3,069,724	2,968,431

TA JPMorgan Asset Allocation - Moderate Growth Service Class	5,063,639	4,668,185

TA JPMorgan Enhanced Index Service Class	24,262	13,881

TA JPMorgan International Moderate Growth Service Class	501,983	561,888

TA JPMorgan Tactical Allocation Service Class	23,720	26,886

TA Morgan Stanley Capital Growth Service Class	200,247	128,542

TA Multi-Managed Balanced Service Class	800,130	1,091,198

TA PIMCO Tactical - Balanced Service Class	1,282	2,321

TA PIMCO Tactical - Conservative Service Class	2,089	2,423

TA PIMCO Tactical - Growth Service Class	2,747	1,855

TA Small/Mid Cap Value Service Class	135,420	174,092

TA T. Rowe Price Small Cap Service Class	236,396	66,847

TA WMC US Growth Service Class	207,663	135,818

28

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	477	(1,055)	(578)	-	(1,108)	(1,108)

Fidelity® VIP Index 500 Service Class 2	2,651	(21,609)	(18,958)	20,731	(15,050)	5,681

Franklin Allocation Class 4 Shares	4,401	(137,273)	(132,872)	-	(28,281)	(28,281)

ProFund Access VP High Yield	-	(527)	(527)	-	(1,235)	(1,235)

ProFund VP Asia 30	10,966	(17,190)	(6,224)	4,449	(5,928)	(1,479)

ProFund VP Basic Materials	1,587	(1,283)	304	-	(965)	(965)

ProFund VP Bull	-	(1,667)	(1,667)	-	(1,603)	(1,603)

ProFund VP Consumer Services	-	(8,244)	(8,244)	5,891	(9,256)	(3,365)

ProFund VP Emerging Markets	13,225	(24,410)	(11,185)	7,322	(13,928)	(6,606)

ProFund VP Europe 30	10,977	(22,837)	(11,860)	11,480	(12,224)	(744)

ProFund VP Falling U.S. Dollar	-	(224)	(224)	-	(3,397)	(3,397)

ProFund VP Financials	3,327	(22,593)	(19,266)	19,834	(2,384)	17,450

ProFund VP Government Money Market	83,865	(5,510)	78,355	-	(5,566)	(5,566)

ProFund VP International	14,297	(3,243)	11,054	11,508	(15,753)	(4,245)

ProFund VP Japan	21,251	(10,761)	10,490	-	-	-

ProFund VP Mid-Cap	7,195	(35,078)	(27,883)	38,331	(13,889)	24,442

ProFund VP NASDAQ-100	3,480	(15,226)	(11,746)	16,531	(5,018)	11,513

ProFund VP Oil & Gas	-	(880)	(880)	-	(2,102)	(2,102)

ProFund VP Pharmaceuticals	-	(2)	(2)	-	(1)	(1)

ProFund VP Precious Metals	-	(628)	(628)	-	(948)	(948)

ProFund VP Short Emerging Markets	-	-	-	-	-	-

ProFund VP Short International	-	-	-	-	-	-

ProFund VP Short NASDAQ-100	-	(6)	(6)	-	(6)	(6)

ProFund VP Short Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap	-	(26,352)	(26,352)	27,709	(199)	27,510

ProFund VP Small-Cap Value	22,108	(22,963)	(855)	6,206	(15,381)	(9,175)

ProFund VP Telecommunications	59	(4,384)	(4,325)	5,895	(9,002)	(3,107)

ProFund VP U.S. Government Plus	-	(867)	(867)	-	(33,255)	(33,255)

29

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP UltraSmall-Cap	-	-	-	-	-	-

ProFund VP Utilities	-	(207)	(207)	-	(3,807)	(3,807)

TA Aegon Bond Service Class	73,442	(89,416)	(15,974)	57,359	(131,586)	(74,227)

TA Aegon Core Bond Service Class	24,813	(87,332)	(62,519)	8,321	(44,810)	(36,489)

TA Aegon High Yield Bond Service Class	1,443	(19,643)	(18,200)	8,794	(4,813)	3,981

TA Aegon Sustainable Equity Income Service Class	15,104	(48,222)	(33,118)	18,942	(92,024)	(73,082)

TA Aegon U.S. Government Securities Service Class	762,796	(130,122)	632,674	35,423	(484,981)	(449,558)

TA BlackRock Global Real Estate Securities Service Class	3,639	(5,048)	(1,409)	1,701	(8,071)	(6,370)

TA BlackRock Government Money Market Service Class	456,109	(274,180)	181,929	211,137	(113,145)	97,992

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	65,828	(50,832)	14,996	-	(11,730)	(11,730)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	7,590	(6,311)	1,279	850	(5,952)	(5,102)

TA BlackRock iShares Edge 40 Service Class	48	(16,498)	(16,450)	1,066	(14,240)	(13,174)

TA BlackRock Tactical Allocation Service Class	-	(1,867)	(1,867)	-	(138)	(138)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	399	(12,240)	(11,841)	805	(40,057)	(39,252)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	-	(352)	(352)	-	(328)	(328)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	10,505	(226,376)	(215,871)	11,119	(76,131)	(65,012)

TA International Focus Service Class	1,885	(46,113)	(44,228)	2,652	(25,469)	(22,817)

TA Janus Balanced Service Class	48,732	(2,887)	45,845	81,883	(2,128)	79,755

TA Janus Mid-Cap Growth Service Class	2,455	(5,617)	(3,162)	10,937	(20,485)	(9,548)

TA JPMorgan Asset Allocation - Conservative Service Class	112,778	(566,836)	(454,058)	24,464	(390,016)	(365,552)

TA JPMorgan Asset Allocation - Growth Service Class	15,253	(121,807)	(106,554)	128,127	(58,274)	69,853

TA JPMorgan Asset Allocation - Moderate Service Class	122,435	(1,437,290)	(1,314,855)	37,684	(1,574,558)	(1,536,874)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	293,755	(1,944,647)	(1,650,892)	152,199	(1,691,896)	(1,539,697)

TA JPMorgan Enhanced Index Service Class	1,829	(3,259)	(1,430)	4,740	(7,405)	(2,665)

TA JPMorgan International Moderate Growth Service Class	61,634	(404,452)	(342,818)	36,411	(304,333)	(267,922)

TA JPMorgan Tactical Allocation Service Class	9,554	(18,327)	(8,773)	33,314	(17,430)	15,884

TA Morgan Stanley Capital Growth Service Class	1,414	(24,258)	(22,844)	4,829	(11,483)	(6,654)

TA Multi-Managed Balanced Service Class	38,191	(306,667)	(268,476)	54,279	(282,782)	(228,503)

30

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA PIMCO Tactical - Balanced Service Class	-	(1,733)	(1,733)	-	(2,278)	(2,278)

TA PIMCO Tactical - Conservative Service Class	-	(1,611)	(1,611)	-	(1,573)	(1,573)

TA PIMCO Tactical - Growth Service Class	-	(1,255)	(1,255)	-	(1,184)	(1,184)

TA Small/Mid Cap Value Service Class	7,770	(35,212)	(27,442)	14,884	(22,165)	(7,281)

TA T. Rowe Price Small Cap Service Class	7,182	(15,332)	(8,150)	1,283	(13,997)	(12,714)

TA WMC US Growth Service Class	778	(26,438)	(25,660)	18,192	(12,666)	5,526

31

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$1,025	$(2,508)	$(1,483)	$-	$(2,651)	$(2,651)

Fidelity® VIP Index 500 Service Class 2	10,369	(85,880)	(75,511)	76,647	(58,648)	17,999

Franklin Allocation Class 4 Shares	8,902	(286,472)	(277,570)	-	(70,979)	(70,979)

ProFund Access VP High Yield	-	(861)	(861)	-	(2,256)	(2,256)

ProFund VP Asia 30	9,583	(15,882)	(6,299)	7,246	(8,603)	(1,357)

ProFund VP Basic Materials	2,486	(2,118)	368	-	(1,588)	(1,588)

ProFund VP Bull	-	(3,627)	(3,627)	-	(3,719)	(3,719)

ProFund VP Consumer Services	-	(21,853)	(21,853)	21,694	(33,260)	(11,566)

ProFund VP Emerging Markets	9,629	(19,415)	(9,786)	8,191	(14,610)	(6,419)

ProFund VP Europe 30	10,664	(21,785)	(11,121)	11,228	(12,166)	(938)

ProFund VP Falling U.S. Dollar	-	(110)	(110)	-	(1,957)	(1,957)

ProFund VP Financials	4,690	(30,556)	(25,866)	26,667	(3,225)	23,442

ProFund VP Government Money Market	69,833	(4,403)	65,430	-	(4,537)	(4,537)

ProFund VP International	10,590	(2,365)	8,225	10,393	(14,059)	(3,666)

ProFund VP Japan	22,031	(11,072)	10,959	-	-	-

ProFund VP Mid-Cap	14,766	(74,023)	(59,257)	84,011	(31,378)	52,633

ProFund VP NASDAQ-100	16,787	(78,274)	(61,487)	81,261	(27,031)	54,230

ProFund VP Oil & Gas	-	(957)	(957)	-	(1,428)	(1,428)

ProFund VP Pharmaceuticals	-	(3)	(3)	-	(4)	(4)

ProFund VP Precious Metals	-	(374)	(374)	-	(586)	(586)

ProFund VP Short Emerging Markets	-	-	-	-	-	-

ProFund VP Short International	-	-	-	-	-	-

ProFund VP Short NASDAQ-100	-	(1)	(1)	-	(1)	(1)

ProFund VP Short Small-Cap	-	-	-	-	-	-

ProFund VP Small-Cap	-	(47,549)	(47,549)	58,638	(421)	58,217

ProFund VP Small-Cap Value	43,814	(45,133)	(1,319)	12,737	(32,662)	(19,925)

ProFund VP Telecommunications	65	(4,911)	(4,846)	6,657	(10,923)	(4,266)

ProFund VP U.S. Government Plus	-	(1,579)	(1,579)	-	(58,964)	(58,964)

32

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP UltraSmall-Cap	$-	$-	$-	$-	$-	$-

ProFund VP Utilities	-	(407)	(407)	-	(7,088)	(7,088)

TA Aegon Bond Service Class	103,774	(124,964)	(21,190)	90,477	(205,235)	(114,758)

TA Aegon Core Bond Service Class	35,245	(122,499)	(87,254)	13,248	(70,228)	(56,980)

TA Aegon High Yield Bond Service Class	3,009	(42,427)	(39,418)	20,124	(10,626)	9,498

TA Aegon Sustainable Equity Income Service Class	33,595	(113,327)	(79,732)	47,209	(219,577)	(172,368)

TA Aegon U.S. Government Securities Service Class	931,335	(153,149)	778,186	47,265	(648,756)	(601,491)

TA BlackRock Global Real Estate Securities Service Class	10,223	(12,523)	(2,300)	4,796	(21,159)	(16,363)

TA BlackRock Government Money Market Service Class	415,195	(247,851)	167,344	195,407	(103,334)	92,073

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	79,376	(61,508)	17,868	-	(15,344)	(15,344)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	10,367	(8,290)	2,077	1,200	(8,163)	(6,963)

TA BlackRock iShares Edge 40 Service Class	77	(27,548)	(27,471)	1,872	(24,069)	(22,197)

TA BlackRock Tactical Allocation Service Class	-	(2,548)	(2,548)	-	(195)	(195)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	585	(17,302)	(16,717)	1,259	(61,780)	(60,521)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	-	(468)	(468)	-	(481)	(481)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	15,574	(332,248)	(316,674)	18,947	(128,948)	(110,001)

TA International Focus Service Class	2,465	(64,587)	(62,122)	4,135	(39,777)	(35,642)

TA Janus Balanced Service Class	99,345	(5,232)	94,113	153,443	(4,338)	149,105

TA Janus Mid-Cap Growth Service Class	9,640	(20,174)	(10,534)	45,443	(80,560)	(35,117)

TA JPMorgan Asset Allocation - Conservative Service Class	184,689	(927,439)	(742,750)	46,591	(726,036)	(679,445)

TA JPMorgan Asset Allocation - Growth Service Class	39,218	(295,383)	(256,165)	374,146	(169,688)	204,458

TA JPMorgan Asset Allocation - Moderate Service Class	1,046,753	(2,756,887)	(1,710,134)	79,625	(3,382,431)	(3,302,806)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	672,447	(4,318,906)	(3,646,459)	379,965	(4,128,627)	(3,748,662)

TA JPMorgan Enhanced Index Service Class	7,242	(11,642)	(4,400)	18,887	(26,049)	(7,162)

33

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan International Moderate Growth Service Class	$105,779	$(517,645)	$(411,866)	$83,102	$(435,462)	$(352,360)

TA JPMorgan Tactical Allocation Service Class	13,667	(25,552)	(11,885)	52,630	(26,899)	25,731

TA Morgan Stanley Capital Growth Service Class	5,660	(123,520)	(117,860)	43,261	(96,980)	(53,719)

TA Multi-Managed Balanced Service Class	133,258	(1,014,509)	(881,251)	282,263	(903,524)	(621,261)

TA PIMCO Tactical - Balanced Service Class	-	(2,131)	(2,131)	-	(3,223)	(3,223)

TA PIMCO Tactical - Conservative Service Class	-	(1,865)	(1,865)	-	(1,995)	(1,995)

TA PIMCO Tactical - Growth Service Class	-	(1,511)	(1,511)	-	(1,649)	(1,649)

TA Small/Mid Cap Value Service Class	37,589	(163,883)	(126,294)	71,591	(101,503)	(29,912)

TA T. Rowe Price Small Cap Service Class	27,962	(57,694)	(29,732)	6,187	(66,574)	(60,387)

TA WMC US Growth Service Class	3,168	(116,696)	(113,528)	82,753	(61,501)	21,252

34

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Hedged Allocation Class B Shares
12/31/2022	22,168	$11.62	to	$10.80	$45,286	3.07%	1.45%	to	2.70%	(20.32)%	to	(21.29)%
12/31/2021	22,746	14.59	to	13.73	58,443	0.26	1.45	to	2.70	11.74	to	10.38
12/31/2020	23,854	13.06	to	12.43	54,971	2.09	1.45	to	2.70	7.69	to	6.38
12/31/2019	31,437	12.12	to	11.69	67,072	2.34	1.45	to	2.70	16.51	to	15.10
12/31/2018	35,432	10.41	to	10.16	65,104	1.75	1.45	to	2.70	(7.76)	to	(8.88)
Fidelity® VIP Index 500 Service Class 2
12/31/2022	210,722	17.11	to	15.90	721,553	1.20	1.25	to	2.50	(19.42)	to	(20.41)
12/31/2021	229,680	21.24	to	19.98	982,990	1.05	1.25	to	2.50	26.67	to	25.13
12/31/2020	223,999	16.77	to	15.97	759,285	1.59	1.25	to	2.50	16.49	to	15.07
12/31/2019	217,877	14.39	to	13.88	635,981	1.74	1.25	to	2.50	29.40	to	27.83
12/31/2018	229,379	11.12	to	10.85	520,381	1.55	1.25	to	2.50	(5.91)	to	(7.07)
Franklin Allocation Class 4 Shares
12/31/2022	91,674	11.47	to	10.66	196,513	1.65	1.40	to	2.65	(17.35)	to	(18.35)
12/31/2021	224,546	13.88	to	13.06	584,091	1.61	1.40	to	2.65	10.00	to	8.66
12/31/2020	252,827	12.62	to	12.02	599,874	1.38	1.40	to	2.65	10.21	to	8.87
12/31/2019	294,118	11.45	to	11.04	635,376	3.33	1.40	to	2.65	17.91	to	16.48
12/31/2018	316,192	9.71	to	9.48	581,328	2.94	1.40	to	2.65	(10.84)	to	(11.93)
ProFund Access VP High Yield
12/31/2022	4,940	9.97	to	9.26	7,981	3.11	1.25	to	2.50	(9.10)	to	(10.21)
12/31/2021	5,467	10.97	to	10.32	9,758	2.41	1.25	to	2.50	(0.97)	to	(2.17)
12/31/2020	6,702	11.08	to	10.55	12,172	5.43	1.25	to	2.50	(1.30)	to	(2.50)
12/31/2019	7,132	11.22	to	10.82	13,174	4.59	1.25	to	2.50	11.04	to	9.69
12/31/2018	7,604	10.11	to	9.86	12,694	2.71	1.25	to	2.50	(1.85)	to	(3.05)
ProFund VP Asia 30
12/31/2022	7,966	10.36	to	9.63	6,381	0.32	1.25	to	2.50	(25.36)	to	(26.27)
12/31/2021	14,190	13.88	to	13.06	15,252	-	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2020	15,669	17.25	to	16.43	20,990	0.83	1.25	to	2.50	33.88	to	32.24
12/31/2019	24,710	12.89	to	12.42	24,805	0.19	1.25	to	2.50	24.75	to	23.22
12/31/2018	14,777	10.33	to	10.08	11,940	0.42	1.25	to	2.50	(19.61)	to	(20.59)
ProFund VP Basic Materials
12/31/2022	40,941	14.37	to	13.36	64,712	0.17	1.25	to	2.50	(10.26)	to	(11.35)
12/31/2021	40,637	16.02	to	15.07	71,909	0.29	1.25	to	2.50	24.08	to	22.57
12/31/2020	41,602	12.91	to	12.29	59,541	0.67	1.25	to	2.50	15.05	to	13.64
12/31/2019	42,861	11.22	to	10.82	53,508	0.34	1.25	to	2.50	16.27	to	14.85
12/31/2018	45,545	9.65	to	9.42	49,061	0.38	1.25	to	2.50	(18.68)	to	(19.68)
ProFund VP Bull
12/31/2022	87,317	15.55	to	14.45	173,340	-	1.25	to	2.50	(20.73)	to	(21.69)
12/31/2021	88,984	19.62	to	18.45	223,843	-	1.25	to	2.50	24.77	to	23.25
12/31/2020	90,587	15.72	to	14.97	183,446	0.09	1.25	to	2.50	14.60	to	13.20
12/31/2019	93,122	13.72	to	13.23	165,315	0.26	1.25	to	2.50	27.29	to	25.74
12/31/2018	96,214	10.78	to	10.52	134,560	-	1.25	to	2.50	(7.31)	to	(8.45)
ProFund VP Consumer Services
12/31/2022	72,509	13.16	to	12.23	178,277	-	1.25	to	2.50	(32.38)	to	(33.20)
12/31/2021	80,753	19.46	to	18.31	294,907	-	1.25	to	2.50	8.87	to	7.54
12/31/2020	84,118	17.88	to	17.02	283,422	-	1.25	to	2.50	26.76	to	25.22
12/31/2019	90,942	14.10	to	13.60	242,801	-	1.25	to	2.50	23.10	to	21.60
12/31/2018	94,107	11.46	to	11.18	205,336	-	1.25	to	2.50	(0.63)	to	(1.85)

35

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Emerging Markets
12/31/2022	26,304	$11.05	to	$10.27	$18,414	0.58%	1.25%	to	2.50%	(17.23)%	to	(18.23)%
12/31/2021	37,489	13.35	to	12.56	31,703	-	1.25	to	2.50	(19.03)	to	(20.01)
12/31/2020	44,095	16.49	to	15.70	46,276	0.57	1.25	to	2.50	25.16	to	23.63
12/31/2019	53,715	13.18	to	12.70	45,232	0.42	1.25	to	2.50	22.70	to	21.20
12/31/2018	47,350	10.74	to	10.48	32,558	0.25	1.25	to	2.50	(16.32)	to	(17.35)
ProFund VP Europe 30
12/31/2022	1,314	11.54	to	10.72	1,177	1.25	1.25	to	2.50	(8.90)	to	(10.01)
12/31/2021	13,174	12.67	to	11.92	12,987	0.81	1.25	to	2.50	22.99	to	21.49
12/31/2020	13,918	10.30	to	9.81	11,183	2.32	1.25	to	2.50	(10.35)	to	(11.45)
12/31/2019	6,632	11.49	to	11.08	5,959	2.59	1.25	to	2.50	16.33	to	14.91
12/31/2018	7,032	9.88	to	9.64	5,444	2.53	1.25	to	2.50	(15.20)	to	(16.24)
ProFund VP Falling U.S. Dollar
12/31/2022	7,551	8.13	to	7.55	3,661	-	1.25	to	2.50	(9.89)	to	(10.98)
12/31/2021	7,775	9.02	to	8.48	4,197	-	1.25	to	2.50	(9.17)	to	(10.28)
12/31/2020	11,172	9.93	to	9.45	6,645	0.39	1.25	to	2.50	3.51	to	2.25
12/31/2019	12,496	9.59	to	9.24	7,216	0.05	1.25	to	2.50	(3.55)	to	(4.72)
12/31/2018	12,923	9.94	to	9.70	7,765	-	1.25	to	2.50	(7.47)	to	(8.61)
ProFund VP Financials
12/31/2022	13,437	13.62	to	12.66	15,482	0.07	1.25	to	2.50	(16.19)	to	(17.21)
12/31/2021	32,703	16.25	to	15.29	46,001	0.40	1.25	to	2.50	28.50	to	26.93
12/31/2020	15,253	12.65	to	12.04	16,473	0.69	1.25	to	2.50	(2.98)	to	(4.17)
12/31/2019	15,978	13.04	to	12.57	17,865	0.32	1.25	to	2.50	28.66	to	27.09
12/31/2018	39,974	10.13	to	9.89	35,186	0.40	1.25	to	2.50	(11.54)	to	(12.63)
ProFund VP Government Money Market
12/31/2022	345,487	9.50	to	8.83	282,023	1.15	1.25	to	2.50	(0.20)	to	(1.42)
12/31/2021	267,132	9.52	to	8.95	217,768	0.01	1.25	to	2.50	(1.22)	to	(2.43)
12/31/2020	272,698	9.64	to	9.18	226,023	0.04	1.25	to	2.50	(1.19)	to	(2.40)
12/31/2019	262,664	9.75	to	9.40	221,519	0.78	1.25	to	2.50	(0.47)	to	(1.69)
12/31/2018	265,188	9.80	to	9.56	225,710	0.42	1.25	to	2.50	(0.83)	to	(2.04)
ProFund VP International
12/31/2022	24,546	10.65	to	9.89	18,078	-	1.25	to	2.50	(17.48)	to	(18.48)
12/31/2021	13,492	12.90	to	12.14	12,098	-	1.25	to	2.50	7.48	to	6.17
12/31/2020	17,737	12.00	to	11.43	14,811	0.51	1.25	to	2.50	3.60	to	2.34
12/31/2019	18,036	11.59	to	11.17	14,569	0.22	1.25	to	2.50	17.80	to	16.36
12/31/2018	29,240	9.84	to	9.60	20,070	-	1.25	to	2.50	(16.80)	to	(17.83)
ProFund VP Japan
12/31/2022	10,490	12.27	to	11.40	10,360	-	1.25	to	2.50	(11.03)	to	(12.12)
12/31/2021	-	13.79	to	12.98	-	-	1.25	to	2.50	2.61	to	1.36
12/31/2020	-	13.44	to	12.80	-	-	1.25	to	2.50	14.50	to	13.11
12/31/2019	-	11.74	to	11.32	-	-	1.25	to	2.50	18.52	to	17.07
12/31/2018	-	9.91	to	9.67	-	-	1.25	to	2.50	(12.73)	to	(13.80)
ProFund VP Mid-Cap
12/31/2022	4,938	12.79	to	11.88	9,713	-	1.25	to	2.50	(15.97)	to	(16.99)
12/31/2021	32,821	15.21	to	14.31	76,814	-	1.25	to	2.50	20.70	to	19.23
12/31/2020	8,379	12.60	to	12.00	16,334	1.21	1.25	to	2.50	9.39	to	8.06
12/31/2019	9,305	11.52	to	11.11	16,631	0.16	1.25	to	2.50	22.00	to	20.51
12/31/2018	11,554	9.44	to	9.22	16,956	-	1.25	to	2.50	(13.94)	to	(15.00)
ProFund VP NASDAQ-100
12/31/2022	6,759	19.21	to	17.85	26,104	-	1.25	to	2.50	(34.73)	to	(35.52)
12/31/2021	18,505	29.43	to	27.68	109,655	-	1.25	to	2.50	23.26	to	21.76
12/31/2020	6,992	23.87	to	22.73	33,662	-	1.25	to	2.50	43.77	to	42.02
12/31/2019	13,338	16.60	to	16.01	44,340	-	1.25	to	2.50	35.01	to	33.37
12/31/2018	17,989	12.30	to	12.00	44,454	-	1.25	to	2.50	(3.09)	to	(4.28)

36

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Oil & Gas
12/31/2022	59,357	$12.22	to	$11.35	$64,196	1.05%	1.25%	to	2.50%	57.47%	to	55.55%
12/31/2021	60,237	7.76	to	7.30	41,533	1.79	1.25	to	2.50	50.06	to	48.23
12/31/2020	62,339	5.17	to	4.92	28,769	2.52	1.25	to	2.50	(35.27)	to	(36.06)
12/31/2019	63,291	7.99	to	7.70	45,296	1.33	1.25	to	2.50	7.18	to	5.87
12/31/2018	70,201	7.45	to	7.27	47,020	1.55	1.25	to	2.50	(21.21)	to	(22.18)
ProFund VP Pharmaceuticals
12/31/2022	879	12.65	to	11.75	1,834	0.08	1.25	to	2.50	(7.29)	to	(8.42)
12/31/2021	881	13.64	to	12.83	1,990	0.27	1.25	to	2.50	9.83	to	8.49
12/31/2020	882	12.42	to	11.83	1,822	0.11	1.25	to	2.50	11.12	to	9.77
12/31/2019	912	11.18	to	10.78	1,705	0.29	1.25	to	2.50	12.63	to	11.26
12/31/2018	4,334	9.93	to	9.69	7,224	0.93	1.25	to	2.50	(7.36)	to	(8.50)
ProFund VP Precious Metals
12/31/2022	9,860	11.93	to	11.08	5,151	-	1.25	to	2.50	(12.12)	to	(13.19)
12/31/2021	10,488	13.57	to	12.76	6,258	-	1.25	to	2.50	(10.06)	to	(11.16)
12/31/2020	11,436	15.09	to	14.37	7,615	0.16	1.25	to	2.50	22.57	to	21.08
12/31/2019	44,655	12.31	to	11.87	24,368	0.03	1.25	to	2.50	44.18	to	42.42
12/31/2018	47,402	8.54	to	8.33	18,010	-	1.25	to	2.50	(14.54)	to	(15.59)
ProFund VP Short Emerging Markets
12/31/2022	-	4.90	to	4.55	-	-	1.25	to	2.50	5.38	to	4.10
12/31/2021	-	4.65	to	4.37	-	-	1.25	to	2.50	8.60	to	7.27
12/31/2020	-	4.28	to	4.07	-	-	1.25	to	2.50	(32.60)	to	(33.42)
12/31/2019	-	6.35	to	6.12	-	-	1.25	to	2.50	(21.97)	to	(22.92)
12/31/2018	-	8.13	to	7.94	-	-	1.25	to	2.50	11.19	to	9.83
ProFund VP Short International
12/31/2022	-	5.79	to	5.38	-	-	1.25	to	2.50	11.07	to	9.72
12/31/2021	-	5.21	to	4.90	-	-	1.25	to	2.50	(14.47)	to	(15.51)
12/31/2020	-	6.09	to	5.80	-	-	1.25	to	2.50	(17.97)	to	(18.97)
12/31/2019	-	7.43	to	7.16	-	-	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2018	-	9.11	to	8.89	-	-	1.25	to	2.50	14.04	to	12.64
ProFund VP Short NASDAQ-100
12/31/2022	783	2.85	to	2.65	41	-	1.25	to	2.50	33.40	to	31.78
12/31/2021	789	2.14	to	2.01	31	-	1.25	to	2.50	(26.05)	to	(26.96)
12/31/2020	795	2.89	to	2.75	43	0.08	1.25	to	2.50	(43.48)	to	(44.17)
12/31/2019	1,592	5.11	to	4.93	152	0.14	1.25	to	2.50	(28.94)	to	(29.81)
12/31/2018	1,605	7.19	to	7.02	216	-	1.25	to	2.50	(4.09)	to	(5.27)
ProFund VP Short Small-Cap
12/31/2022	-	4.62	to	4.30	-	-	1.25	to	2.50	16.36	to	14.95
12/31/2021	-	3.97	to	3.74	-	-	1.25	to	2.50	(20.05)	to	(21.03)
12/31/2020	-	4.97	to	4.73	-	-	1.25	to	2.50	(32.81)	to	(33.63)
12/31/2019	-	7.40	to	7.13	-	-	1.25	to	2.50	(21.76)	to	(22.72)
12/31/2018	-	9.45	to	9.22	-	-	1.25	to	2.50	9.02	to	7.69
ProFund VP Small-Cap
12/31/2022	1,345	11.34	to	10.54	2,107	-	1.25	to	2.50	(22.81)	to	(23.75)
12/31/2021	27,697	14.70	to	13.82	56,540	-	1.25	to	2.50	11.49	to	10.13
12/31/2020	187	13.18	to	12.55	333	0.06	1.25	to	2.50	15.61	to	14.20
12/31/2019	198	11.40	to	10.99	307	-	1.25	to	2.50	22.08	to	20.59
12/31/2018	6,179	9.34	to	9.11	7,895	-	1.25	to	2.50	(13.97)	to	(15.03)
ProFund VP Small-Cap Value
12/31/2022	4,380	11.87	to	11.03	8,269	-	1.25	to	2.50	(13.49)	to	(14.55)
12/31/2021	5,235	13.73	to	12.91	11,309	0.10	1.25	to	2.50	26.97	to	25.42
12/31/2020	14,410	10.81	to	10.29	24,697	0.02	1.25	to	2.50	(0.19)	to	(1.40)
12/31/2019	12,036	10.83	to	10.44	20,695	-	1.25	to	2.50	21.05	to	19.57
12/31/2018	4,213	8.95	to	8.73	5,963	-	1.25	to	2.50	(15.28)	to	(16.32)

37

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Telecommunications
12/31/2022	4,897	$8.38	to	$7.79	$4,474	1.67%	1.25%	to	2.50%	(22.19)%	to	(23.14)%
12/31/2021	9,222	10.77	to	10.13	11,015	1.24	1.25	to	2.50	16.95	to	15.53
12/31/2020	12,329	9.21	to	8.77	12,708	1.02	1.25	to	2.50	1.88	to	0.63
12/31/2019	17,330	9.04	to	8.71	17,639	2.66	1.25	to	2.50	13.35	to	11.97
12/31/2018	28,654	7.97	to	7.78	25,723	4.35	1.25	to	2.50	(16.16)	to	(17.19)
ProFund VP U.S. Government Plus
12/31/2022	15,461	7.40	to	6.88	17,357	-	1.25	to	2.50	(42.42)	to	(43.12)
12/31/2021	16,328	12.85	to	12.09	31,975	-	1.25	to	2.50	(8.23)	to	(9.35)
12/31/2020	49,583	14.00	to	13.34	106,278	0.02	1.25	to	2.50	19.20	to	17.75
12/31/2019	18,224	11.75	to	11.33	32,915	0.83	1.25	to	2.50	16.76	to	15.34
12/31/2018	19,134	10.06	to	9.82	29,728	0.94	1.25	to	2.50	(6.60)	to	(7.74)
ProFund VP UltraSmall-Cap
12/31/2022	-	9.67	to	8.99	-	-	1.25	to	2.50	(44.38)	to	(45.06)
12/31/2021	-	17.39	to	16.36	-	-	1.25	to	2.50	21.78	to	20.30
12/31/2020	-	14.28	to	13.60	-	-	1.25	to	2.50	14.95	to	13.55
12/31/2019	-	12.42	to	11.97	-	-	1.25	to	2.50	45.51	to	43.74
12/31/2018	-	8.54	to	8.33	-	-	1.25	to	2.50	(27.86)	to	(28.75)
ProFund VP Utilities
12/31/2022	7,281	14.57	to	13.54	14,219	0.99	1.25	to	2.50	(1.48)	to	(2.68)
12/31/2021	7,488	14.79	to	13.91	14,893	1.34	1.25	to	2.50	13.98	to	12.59
12/31/2020	11,295	12.98	to	12.36	19,892	1.54	1.25	to	2.50	(3.60)	to	(4.78)
12/31/2019	20,283	13.46	to	12.98	37,344	1.49	1.25	to	2.50	21.36	to	19.88
12/31/2018	24,202	11.09	to	10.83	36,623	1.29	1.25	to	2.50	1.61	to	0.36
TA Aegon Bond Service Class
12/31/2022	471,603	9.40	to	8.73	615,327	2.36	1.25	to	2.50	(16.13)	to	(17.15)
12/31/2021	487,577	11.20	to	10.54	762,692	1.25	1.25	to	2.50	(2.29)	to	(3.48)
12/31/2020	561,804	11.47	to	10.92	899,692	4.07	1.25	to	2.50	6.08	to	4.79
12/31/2019	605,344	10.81	to	10.42	918,415	2.19	1.25	to	2.50	6.88	to	5.58
12/31/2018	714,313	10.11	to	9.87	1,015,860	2.22	1.25	to	2.50	(2.25)	to	(3.45)
TA Aegon Core Bond Service Class
12/31/2022	310,367	9.55	to	8.88	405,214	2.29	1.25	to	2.50	(14.07)	to	(15.11)
12/31/2021	372,886	11.12	to	10.46	568,371	2.33	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	409,375	11.40	to	10.85	643,829	3.23	1.25	to	2.50	5.84	to	4.55
12/31/2019	488,690	10.77	to	10.38	729,087	3.00	1.25	to	2.50	6.92	to	5.61
12/31/2018	314,237	10.07	to	9.83	438,883	2.84	1.25	to	2.50	(1.33)	to	(2.54)
TA Aegon High Yield Bond Service Class
12/31/2022	25,922	10.80	to	10.04	49,308	4.75	1.25	to	2.50	(12.55)	to	(13.61)
12/31/2021	44,122	12.35	to	11.62	98,644	4.86	1.25	to	2.50	4.94	to	3.66
12/31/2020	40,141	11.77	to	11.21	85,203	6.32	1.25	to	2.50	3.39	to	2.12
12/31/2019	50,059	11.38	to	10.97	103,726	5.88	1.25	to	2.50	12.57	to	11.19
12/31/2018	59,982	10.11	to	9.87	111,209	5.47	1.25	to	2.50	(3.92)	to	(5.09)
TA Aegon Sustainable Equity Income Service Class
12/31/2022	220,556	11.50	to	10.68	503,412	1.84	1.25	to	2.50	(12.93)	to	(13.99)
12/31/2021	253,674	13.20	to	12.42	670,046	1.76	1.25	to	2.50	20.61	to	19.14
12/31/2020	326,756	10.95	to	10.42	718,006	2.75	1.25	to	2.50	(8.73)	to	(9.84)
12/31/2019	404,938	11.99	to	11.56	977,241	2.21	1.25	to	2.50	22.05	to	20.56
12/31/2018	442,459	9.83	to	9.59	878,466	1.82	1.25	to	2.50	(12.78)	to	(13.85)
TA Aegon U.S. Government Securities Service Class
12/31/2022	841,319	9.28	to	8.62	958,383	0.97	1.25	to	2.50	(14.36)	to	(15.41)
12/31/2021	208,645	10.84	to	10.19	280,120	1.24	1.25	to	2.50	(3.74)	to	(4.91)
12/31/2020	658,203	11.26	to	10.72	909,556	1.44	1.25	to	2.50	7.32	to	6.01
12/31/2019	538,913	10.49	to	10.11	704,248	1.57	1.25	to	2.50	5.04	to	3.75
12/31/2018	1,038,925	9.99	to	9.75	1,289,857	2.25	1.25	to	2.50	(1.23)	to	(2.44)

38

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Global Real Estate Securities Service Class
12/31/2022	40,757	$10.21	to	$9.49	$81,456	2.91%	1.25%	to	2.50%	(29.27)%	to	(30.13)%
12/31/2021	42,166	14.44	to	13.58	119,202	2.13	1.25	to	2.50	24.30	to	22.78
12/31/2020	48,536	11.62	to	11.06	111,141	11.00	1.25	to	2.50	(1.74)	to	(2.94)
12/31/2019	92,886	11.82	to	11.40	218,422	0.54	1.25	to	2.50	23.34	to	21.84
12/31/2018	128,970	9.58	to	9.35	247,245	7.55	1.25	to	2.50	(11.44)	to	(12.53)
TA BlackRock Government Money Market Service Class
12/31/2022	798,498	9.68	to	8.99	726,356	1.47	1.25	to	2.50	0.16	to	(1.06)
12/31/2021	616,569	9.67	to	9.09	559,277	0.00	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2020	518,577	9.79	to	9.32	476,247	0.25	1.25	to	2.50	(0.99)	to	(2.20)
12/31/2019	585,425	9.88	to	9.53	544,619	1.72	1.25	to	2.50	0.46	to	(0.76)
12/31/2018	786,155	9.84	to	9.60	728,862	0.79	1.25	to	2.50	(0.41)	to	(1.63)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2022	41,181	10.62	to	9.87	47,150	2.25	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	26,185	12.69	to	11.94	35,427	0.97	1.25	to	2.50	4.44	to	3.16
12/31/2020	37,915	12.15	to	11.57	49,388	2.07	1.25	to	2.50	5.34	to	4.05
12/31/2019	29,023	11.54	to	11.12	36,107	1.97	1.25	to	2.50	9.86	to	8.52
12/31/2018	18,878	10.50	to	10.25	21,511	2.49	1.25	to	2.50	(4.09)	to	(5.27)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2022	43,631	9.95	to	9.25	50,517	1.31	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	42,352	12.33	to	11.60	60,873	0.54	1.25	to	2.50	6.29	to	5.00
12/31/2020	47,454	11.60	to	11.05	64,334	1.83	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	51,636	12.00	to	11.57	72,568	1.65	1.25	to	2.50	9.98	to	8.64
12/31/2018	58,269	10.91	to	10.65	74,625	1.19	1.25	to	2.50	(7.12)	to	(8.26)
TA BlackRock iShares Edge 40 Service Class
12/31/2022	70,606	11.01	to	10.23	104,519	1.57	1.25	to	2.50	(15.49)	to	(16.52)
12/31/2021	87,056	13.03	to	12.25	153,211	1.49	1.25	to	2.50	4.47	to	3.20
12/31/2020	100,230	12.47	to	11.87	169,105	2.23	1.25	to	2.50	8.10	to	6.78
12/31/2019	110,858	11.54	to	11.12	173,720	2.03	1.25	to	2.50	13.68	to	12.30
12/31/2018	116,431	10.15	to	9.90	161,139	1.67	1.25	to	2.50	(5.61)	to	(6.77)
TA BlackRock Tactical Allocation Service Class
12/31/2022	199,996	11.76	to	10.93	245,602	3.69	1.25	to	2.50	(17.24)	to	(18.25)
12/31/2021	201,863	14.21	to	13.37	300,287	2.49	1.25	to	2.50	6.30	to	5.01
12/31/2020	202,001	13.37	to	12.73	283,364	1.75	1.25	to	2.50	11.79	to	10.43
12/31/2019	202,160	11.96	to	11.53	254,300	2.19	1.25	to	2.50	15.61	to	14.20
12/31/2018	432,970	10.35	to	10.10	472,191	0.98	1.25	to	2.50	(5.60)	to	(6.76)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2022	123,927	11.25	to	10.46	166,349	1.50	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	135,768	13.29	to	12.50	216,019	1.15	1.25	to	2.50	8.00	to	6.69
12/31/2020	175,020	12.31	to	11.72	259,131	1.45	1.25	to	2.50	2.90	to	1.65
12/31/2019	335,987	11.96	to	11.53	488,199	1.95	1.25	to	2.50	14.22	to	12.83
12/31/2018	365,359	10.47	to	10.22	465,945	1.72	1.25	to	2.50	(5.73)	to	(6.89)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2022	5,168	10.53	to	9.79	6,697	1.59	1.25	to	2.50	(12.92)	to	(13.98)
12/31/2021	5,520	12.10	to	11.38	8,247	1.55	1.25	to	2.50	1.49	to	0.25
12/31/2020	5,848	11.92	to	11.35	8,642	2.19	1.25	to	2.50	3.62	to	2.35
12/31/2019	6,237	11.50	to	11.09	8,931	2.04	1.25	to	2.50	10.81	to	9.45
12/31/2018	6,560	10.38	to	10.13	8,511	1.78	1.25	to	2.50	(4.79)	to	(5.96)
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2022	548,373	12.22	to	11.36	821,155	1.44	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	764,244	14.48	to	13.62	1,354,559	0.89	1.25	to	2.50	12.64	to	11.26
12/31/2020	829,256	12.85	to	12.24	1,308,105	1.92	1.25	to	2.50	2.93	to	1.67
12/31/2019	1,070,844	12.49	to	12.04	1,645,311	1.73	1.25	to	2.50	17.94	to	16.50
12/31/2018	1,186,776	10.59	to	10.33	1,549,467	1.59	1.25	to	2.50	(8.31)	to	(9.44)

39

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA International Focus Service Class
12/31/2022	128,364	$12.99	to	$12.07	$162,885	2.71%	1.25%	to	2.50%	(21.28)%	to	(22.24)%
12/31/2021	172,592	16.49	to	15.52	278,822	1.04	1.25	to	2.50	9.26	to	7.93
12/31/2020	195,409	15.10	to	14.38	290,262	2.10	1.25	to	2.50	19.10	to	17.64
12/31/2019	210,466	12.68	to	12.22	263,357	1.11	1.25	to	2.50	25.83	to	24.30
12/31/2018	294,468	10.07	to	9.83	294,491	0.96	1.25	to	2.50	(18.97)	to	(19.96)
TA Janus Balanced Service Class
12/31/2022	172,693	14.32	to	13.31	298,134	0.87	1.25	to	2.50	(17.79)	to	(18.79)
12/31/2021	126,848	17.42	to	16.39	265,867	1.28	1.25	to	2.50	14.02	to	12.63
12/31/2020	47,093	15.28	to	14.55	87,130	1.55	1.25	to	2.50	12.90	to	11.53
12/31/2019	88,309	13.54	to	13.05	146,299	1.37	1.25	to	2.50	20.27	to	18.80
12/31/2018	91,667	11.25	to	10.98	126,663	1.07	1.25	to	2.50	(1.31)	to	(2.52)
TA Janus Mid-Cap Growth Service Class
12/31/2022	26,304	18.23	to	16.93	89,726	-	1.25	to	2.50	(17.96)	to	(18.96)
12/31/2021	29,466	22.22	to	20.90	123,207	0.10	1.25	to	2.50	15.55	to	14.14
12/31/2020	39,014	19.23	to	18.31	142,071	0.04	1.25	to	2.50	17.46	to	16.03
12/31/2019	68,488	16.37	to	15.78	212,432	-	1.25	to	2.50	34.65	to	33.00
12/31/2018	100,845	12.16	to	11.86	233,016	-	1.25	to	2.50	(2.68)	to	(3.87)
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2022	2,140,952	11.19	to	10.39	3,382,008	5.48	1.25	to	2.50	(16.65)	to	(17.66)
12/31/2021	2,595,010	13.42	to	12.62	4,933,396	2.18	1.25	to	2.50	4.32	to	3.05
12/31/2020	2,960,562	12.86	to	12.25	5,407,969	2.25	1.25	to	2.50	9.87	to	8.53
12/31/2019	3,167,021	11.71	to	11.29	5,286,069	2.07	1.25	to	2.50	12.15	to	10.78
12/31/2018	4,529,036	10.44	to	10.19	6,772,114	1.52	1.25	to	2.50	(5.47)	to	(6.63)
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2022	1,036,428	14.65	to	13.61	2,467,136	5.66	1.25	to	2.50	(23.69)	to	(24.62)
12/31/2021	1,142,982	19.19	to	18.05	3,570,562	1.53	1.25	to	2.50	17.88	to	16.44
12/31/2020	1,073,129	16.28	to	15.50	2,858,361	1.45	1.25	to	2.50	22.82	to	21.33
12/31/2019	1,060,914	13.26	to	12.78	2,309,205	1.48	1.25	to	2.50	24.31	to	22.79
12/31/2018	1,077,403	10.66	to	10.41	1,893,379	1.68	1.25	to	2.50	(11.81)	to	(12.90)
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2022	6,235,250	12.02	to	11.17	12,037,154	4.99	1.25	to	2.50	(17.28)	to	(18.29)
12/31/2021	7,550,105	14.54	to	13.67	16,572,035	1.66	1.25	to	2.50	7.59	to	6.28
12/31/2020	9,086,979	13.51	to	12.86	18,646,489	1.97	1.25	to	2.50	10.89	to	9.54
12/31/2019	10,215,903	12.18	to	11.74	18,931,295	1.92	1.25	to	2.50	14.74	to	13.34
12/31/2018	11,683,032	10.62	to	10.36	18,931,404	1.51	1.25	to	2.50	(6.52)	to	(7.67)
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2022	9,855,810	13.09	to	12.16	20,343,235	5.07	1.25	to	2.50	(18.55)	to	(19.54)
12/31/2021	11,506,702	16.06	to	15.11	29,292,618	1.96	1.25	to	2.50	12.30	to	10.93
12/31/2020	13,046,399	14.30	to	13.62	29,648,493	1.81	1.25	to	2.50	13.25	to	11.87
12/31/2019	15,742,445	12.63	to	12.18	31,723,334	1.93	1.25	to	2.50	18.31	to	16.87
12/31/2018	17,872,530	10.68	to	10.42	30,559,880	1.62	1.25	to	2.50	(8.47)	to	(9.59)
TA JPMorgan Enhanced Index Service Class
12/31/2022	37,155	17.16	to	15.95	124,621	0.40	1.25	to	2.50	(19.55)	to	(20.53)
12/31/2021	38,585	21.33	to	20.06	161,203	0.61	1.25	to	2.50	28.19	to	26.62
12/31/2020	41,250	16.64	to	15.85	133,951	1.27	1.25	to	2.50	18.38	to	16.94
12/31/2019	48,483	14.06	to	13.55	133,084	0.89	1.25	to	2.50	29.08	to	27.50
12/31/2018	74,552	10.89	to	10.63	159,498	0.78	1.25	to	2.50	(7.41)	to	(8.55)
TA JPMorgan International Moderate Growth Service Class
12/31/2022	2,191,764	11.93	to	11.08	2,621,951	4.79	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2021	2,534,582	14.63	to	13.76	3,718,149	1.29	1.25	to	2.50	7.66	to	6.35
12/31/2020	2,802,504	13.58	to	12.94	3,797,792	2.50	1.25	to	2.50	13.13	to	11.75
12/31/2019	3,201,964	12.01	to	11.58	3,845,626	2.00	1.25	to	2.50	16.16	to	14.74
12/31/2018	3,864,632	10.34	to	10.09	4,010,883	2.01	1.25	to	2.50	(13.00)	to	(14.07)

40

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Tactical Allocation Service Class
12/31/2022	60,039	$10.82	to	$10.05	$79,591	1.42%	1.25%	to	2.50%	(16.07)%	to	(17.10)%
12/31/2021	68,812	12.89	to	12.13	108,861	1.32	1.25	to	2.50	3.34	to	2.08
12/31/2020	52,928	12.47	to	11.88	80,664	1.98	1.25	to	2.50	10.72	to	9.37
12/31/2019	102,262	11.27	to	10.86	141,032	2.00	1.25	to	2.50	10.53	to	9.18
12/31/2018	134,460	10.19	to	9.95	168,484	1.80	1.25	to	2.50	(4.39)	to	(5.56)
TA Morgan Stanley Capital Growth Service Class
12/31/2022	68,626	14.64	to	13.61	208,154	-	1.25	to	2.50	(60.41)	to	(60.89)
12/31/2021	91,470	36.98	to	34.79	704,097	-	1.25	to	2.50	(2.05)	to	(3.25)
12/31/2020	98,124	37.76	to	35.96	774,431	-	1.25	to	2.50	114.61	to	112.00
12/31/2019	123,008	17.59	to	16.96	453,902	-	1.25	to	2.50	21.95	to	20.46
12/31/2018	39,018	14.43	to	14.08	118,662	-	1.25	to	2.50	5.11	to	3.82
TA Multi-Managed Balanced Service Class
12/31/2022	1,617,566	13.78	to	12.81	4,589,551	0.90	1.25	to	2.50	(17.52)	to	(18.52)
12/31/2021	1,886,042	16.71	to	15.72	6,581,857	0.94	1.25	to	2.50	15.35	to	13.94
12/31/2020	2,114,545	14.49	to	13.80	6,306,813	1.35	1.25	to	2.50	14.18	to	12.78
12/31/2019	2,409,699	12.69	to	12.23	6,310,101	1.55	1.25	to	2.50	20.00	to	18.53
12/31/2018	2,327,542	10.58	to	10.32	5,091,030	1.14	1.25	to	2.50	(5.10)	to	(6.26)
TA PIMCO Tactical - Balanced Service Class
12/31/2022	9,755	10.72	to	9.96	11,176	0.55	1.25	to	2.50	(20.64)	to	(21.61)
12/31/2021	11,488	13.50	to	12.70	16,621	-	1.25	to	2.50	5.08	to	3.80
12/31/2020	13,766	12.85	to	12.24	18,995	3.32	1.25	to	2.50	7.51	to	6.20
12/31/2019	16,463	11.95	to	11.52	21,171	0.17	1.25	to	2.50	18.20	to	16.76
12/31/2018	11,436	10.11	to	9.87	12,465	3.53	1.25	to	2.50	(8.09)	to	(9.22)
TA PIMCO Tactical - Conservative Service Class
12/31/2022	26,690	10.76	to	10.00	27,858	1.06	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	28,301	13.17	to	12.39	36,375	1.02	1.25	to	2.50	2.92	to	1.67
12/31/2020	29,874	12.80	to	12.18	37,527	1.43	1.25	to	2.50	8.54	to	7.21
12/31/2019	31,444	11.79	to	11.37	36,609	0.08	1.25	to	2.50	16.11	to	14.70
12/31/2018	19,978	10.15	to	9.91	20,150	5.06	1.25	to	2.50	(6.32)	to	(7.47)
TA PIMCO Tactical - Growth Service Class
12/31/2022	15,796	11.58	to	10.76	18,176	-	1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	17,051	14.30	to	13.45	24,332	-	1.25	to	2.50	7.86	to	6.55
12/31/2020	18,235	13.26	to	12.63	24,224	1.09	1.25	to	2.50	7.74	to	6.43
12/31/2019	1,687	12.31	to	11.86	2,127	-	1.25	to	2.50	20.05	to	18.59
12/31/2018	1,967	10.25	to	10.00	2,066	6.77	1.25	to	2.50	(8.83)	to	(9.95)
TA Small/Mid Cap Value Service Class
12/31/2022	127,614	14.05	to	13.06	565,321	0.32	1.25	to	2.50	(9.66)	to	(10.76)
12/31/2021	155,056	15.55	to	14.63	762,011	0.49	1.25	to	2.50	26.24	to	24.70
12/31/2020	162,337	12.32	to	11.73	634,714	0.93	1.25	to	2.50	2.46	to	1.21
12/31/2019	239,758	12.02	to	11.59	919,399	0.70	1.25	to	2.50	23.40	to	21.89
12/31/2018	355,862	9.74	to	9.51	1,117,028	0.62	1.25	to	2.50	(12.73)	to	(13.81)
TA T. Rowe Price Small Cap Service Class
12/31/2022	134,803	14.43	to	13.41	500,276	-	1.25	to	2.50	(23.55)	to	(24.48)
12/31/2021	142,953	18.87	to	17.75	696,999	-	1.25	to	2.50	9.71	to	8.37
12/31/2020	155,667	17.20	to	16.38	696,071	-	1.25	to	2.50	21.78	to	20.30
12/31/2019	193,018	14.13	to	13.62	711,211	-	1.25	to	2.50	30.76	to	29.16
12/31/2018	189,797	10.80	to	10.54	537,065	-	1.25	to	2.50	(8.43)	to	(9.56)
TA WMC US Growth Service Class
12/31/2022	287,530	18.53	to	17.22	996,236	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	313,190	27.40	to	25.77	1,612,743	-	1.25	to	2.50	18.89	to	17.44
12/31/2020	307,664	23.04	to	21.94	1,336,823	-	1.25	to	2.50	35.25	to	33.60
12/31/2019	392,731	17.04	to	16.43	1,268,353	-	1.25	to	2.50	37.95	to	36.27
12/31/2018	431,165	12.35	to	12.05	1,012,752	0.27	1.25	to	2.50	(1.27)	to	(2.49)

41

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

42

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

43

Transamerica Life Insurance Company

Separate Account VA V

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

44